Data Field Information:
TYPE		13F-HR
PERIOD		03/31/10
FILER
	CIK	0001104186
	CCC	mezun#8z

SUBMISSION-CONTACT

	NAME	Michelle Dobbins
	PHONE	404-760-3427

UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
  					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Masters Capital Mgmt, LLC
Address:	3060 Peachtree Road NW, Ste 1815
		Atlanta, GA 30305


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mike Masters
Title:  	Managing Member
Phone:		404-364-2019

Signature, Place, and Date of Signing:
Mike Masters	Atlanta, GA		May 17, 2010

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	571,060


FORM 13F INFORMATION TABLE
                                  TITLE OF                      VALUE    SHARES/   SH/  PUT/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER                    CLASS               CUSIP   (X$1000)   PRN AMT   PRN  CALL DSCRETN    SOLE    SHARED NONE

A123 SYS INC                      COM               03739T108       687     50,000 SH          SOLE       50,000   0    0
ADVANCED BATTERY TECHNOLOG I      COM               00752H102     3,900  1,000,000 SH          SOLE    1,000,000   0    0
BANK OF AMERICA CORPORATION       COM               060505104     8,925    500,000 SH          SOLE      500,000   0    0
CIENA CORP                        COM NEW           171779309     7,630    500,000 SH   CALL   SOLE      500,000   0    0
CREE INC                          COM               225447101    21,066    300,000 SH   CALL   SOLE      300,000   0    0
CREE INC                          COM               225447101    10,533    150,000 SH   CALL   SOLE      150,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    14,590  1,000,000 SH          SOLE    1,000,000   0    0
DELTA AIR LINES INC DEL           COM NEW           247361702    13,131    900,000 SH   CALL   SOLE      900,000   0    0
EBAY INC                          COM               278642103    13,484    500,000 SH   CALL   SOLE      500,000   0    0
FIRST SOLAR INC                   COM               336433107    12,265    100,000 SH   CALL   SOLE      100,000   0    0
GENWORTH FINL INC                 COM CL A          37247D106     9,170    500,000 SH   CALL   SOLE      500,000   0    0
HALLIBURTON CO                    COM               406216101    45,195  1,500,000 SH   CALL   SOLE    1,500,000   0    0
HALLIBURTON CO                    COM               406216101    30,130  1,000,000 SH   CALL   SOLE    1,000,000   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104    14,210    500,000 SH   CALL   SOLE      500,000   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104    14,210    500,000 SH   CALL   SOLE      500,000   0    0
HARTFORD FINL SVCS GROUP INC      COM               416515104    14,210    500,000 SH   CALL   SOLE      500,000   0    0
INGERSOLL-RAND PLC                SHS               G47791101    17,435    500,000 SH   CALL   SOLE      500,000   0    0
KKR FINANCIAL HLDGS LLC           COM               48248A306    16,420  2,000,000 SH          SOLE    2,000,000   0    0
KKR FINANCIAL HLDGS LLC           NOTE 7.500% 1/1   48248AAD0     3,659  3,000,000 SH          SOLE    3,000,000   0    0
MARSH & MCLENNAN COS INC          COM               571748102    12,210    500,000 SH   CALL   SOLE      500,000   0    0
MF GLOBAL HLDGS LTD               COM               55277J108     7,739    959,000 SH          SOLE      959,000   0    0
MIRANT CORP NEW                   *W EXP 01/03/201  60467R118        53    529,444 SH          SOLE      529,444   0    0
MITSUBISHI UFJ FINL GROUP IN      SPONSORED ADR     606822104     6,799  1,300,000 SH          SOLE    1,300,000   0    0
NATIONAL OILWELL VARCO INC        COM               637071101    20,290    500,000 SH   CALL   SOLE      500,000   0    0
NATIONAL OILWELL VARCO INC        COM               637071101    20,290    500,000 SH   CALL   SOLE      500,000   0    0
NORFOLK SOUTHERN CORP             COM               655844108    27,945    500,000 SH   CALL   SOLE      500,000   0    0
NORFOLK SOUTHERN CORP             COM               655844108    27,945    500,000 SH   CALL   SOLE      500,000   0    0
POPULAR INC                       COM               733174106     1,455    500,000 SH          SOLE      500,000   0    0
SATCON TECHNOLOGY CORP            COM               803893106     2,420  1,000,000 SH          SOLE    1,000,000   0    0
TRANSOCEAN LTD                    REG SHS           H8817H100    43,190    500,000 SH   CALL   SOLE      500,000   0    0
U S AIRWAYS GROUP INC             COM               90341W108    17,724  2,411,400 SH          SOLE    2,411,400   0    0
U S AIRWAYS GROUP INC             COM               90341W108     7,610  1,035,400 SH   CALL   SOLE    1,035,400   0    0
U S AIRWAYS GROUP INC             COM               90341W108     7,609  1,035,300 SH   CALL   SOLE    1,035,300   0    0
UAL CORP                          COM NEW           902549807    19,553  1,000,000 SH          SOLE    1,000,000   0    0
UNION PAC CORP                    COM               907818108    55,708    760,000 SH   CALL   SOLE      760,000   0    0
VALERO ENERGY CORP NEW            COM               91913Y100     9,850    500,000 SH   CALL   SOLE      500,000   0    0
VALERO ENERGY CORP NEW            COM               91913Y100     5,910    300,000 SH   CALL   SOLE      300,000   0    0
VALERO ENERGY CORP NEW            COM               91913Y100     5,910    300,000 SH   CALL   SOLE      300,000   0    0
